Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and contingencies
Commitments and contingencies

Note 18. Commitments and contingencies

Legal proceedings

Sirius Group, and the insurance and reinsurance industry in general, are routinely subject to claims-related litigation and arbitration in the normal course of business, as well as litigation and arbitration that do not arise from, or are not directly related to, claims activity. Sirius Group estimates of the costs of settling matters routinely encountered in claims activity are reflected in the reserves for unpaid loss and LAE. (See Note 5.)

Sirius Group considers the requirements of ASC 450, Contingencies (“ASC 450”), when evaluating its exposure to non-claims-related litigation and arbitration. ASC 450 requires that accruals be established for litigation and arbitration if it is probable that a loss has been incurred and it can be reasonably estimated. ASC 450 also requires that litigation and arbitration be disclosed if it is probable that a loss has been incurred or it there is a reasonable possibility that a loss may have been incurred.

The following summarizes one, ongoing non-claims related litigation:

Tribune Company

In September 2011, Deutsche Bank Trust Company Americas, Law Debenture Company of New York and Wilmington Trust Company (collectively referred to as “Plaintiffs”), in their capacity as trustees for certain senior notes issued by the Tribune Company (“Tribune”), filed lawsuits in various jurisdictions (the “Noteholder Actions”) against numerous defendants including Sirius Group in their capacity as former shareholders of Tribune, seeking recovery of the proceeds from the sale of common stock of Tribune in connection with Tribune’s leveraged buyout in 2007 (the “LBO”). Tribune filed for bankruptcy in 2008 in the Delaware bankruptcy court (the “Bankruptcy Court”). The Bankruptcy Court granted Plaintiffs permission to commence these LBO-related actions, and in 2011, the Judicial Panel on Multidistrict Litigation granted a motion to consolidate the actions for pretrial matters and transferred all such proceedings to the United States District Court for the Southern District of New York (the “SDNY”). Plaintiffs seek recovery of the proceeds received by the former Tribune shareholders on a theory of constructive fraudulent transfer asserting that Tribune purchased or repurchased its common shares without receiving fair consideration at a time when it was, or as a result of the purchases of shares, was rendered, insolvent. Certain subsidiaries of Sirius Group received approximately $6.1 million for Tribune common stock tendered in connection with the LBO.

In addition, Sirius Group in its capacity as a former shareholder of Tribune, along with thousands of former Tribune shareholders (collectively, the "Shareholder Defendants"), have been named as defendants in an adversary proceeding brought by the Official Committee of Unsecured Creditors of the Tribune Company (the “Committee”), on behalf of the Tribune Company, which seeks to avoid the repurchase of shares by Tribune in the LBO on a theory of intentional fraudulent transfer (the “Committee Action”). Tribune emerged from bankruptcy in 2012, and a litigation trustee replaced the Committee as plaintiff in the Committee Action. This matter was consolidated for pretrial matters with the Noteholder Actions in the SDNY and was stayed pending the motion to dismiss in the Noteholder Actions.

An omnibus motion to dismiss the shareholder defendants in the Committee Action was filed in May 2014, and was granted on January 6, 2017. The plaintiff moved to amend its fifth amended complaint to add a constructive fraudulent conveyance claim against the shareholder defendants. On August 24, 2017, the SDNY denied the plaintiff’s motion without prejudice. However, on March 8, 2018, the plaintiff moved to renew its request to amend the complaint based on the Supreme Court’s decision in Merit Mgmt Grp. LP. v. FTI Consulting, Inc., holding that the safe harbor protections of Section 546(e) (which prevent the bankruptcy trustee from unwinding certain transactions) did not apply where a transfer is conducted through a financial institution that is neither the debtor, nor the transferee, but serves only as a conduit. On May 16, 2018 the SDNY recalled its mandate in connection with the dismissal of the constructive fraudulent conveyance claim. On July 9, 2018, the Judge requested the parties to submit a joint letter addressing a potential global resolution and the status of discovery. While both the Trustee and the Shareholder Defendants were in favor of exploring settlement discussions, they have voiced very different views about the manner in which any such a settlement discussion would take place.

No amount has been accrued in connection with this matter as of September 30, 2018 and December 31, 2017.

Note 23. Commitments and contingencies

Concentrations of credit risk

Sirius Group underwrites a significant amount of its reinsurance business through reinsurance intermediaries that represent the ceding company. There is credit risk associated with payments of (re)insurance balances to Sirius Group in regards to these brokers’ ability to fulfill their contractual obligations. These intermediaries are fairly large and well established, and there are no indications they are financially distressed.

During the years ended December 31, 2017, 2016, and 2015, Sirius Group received a majority of its gross reinsurance premiums written from four major, third-party reinsurance intermediaries as detailed in the following table:

Gross written premium by intermediary	2017	2016	2015
AON Corporation and subsidiaries	22%	22%	24%
Guy Carpenter & Company and subsidiaries	18%	18%	18%
WT Butler and Co. Ltd.	10%	8%	7%
Willis Group and subsidiaries	9%	8%	9%
Total	59%	56%	58%

Geographic Concentration

The following table shows Sirius Group’s net written premiums by geographic region based on the location of the ceding company for the years ended December 31, 2017, 2016, and 2015:

	2017	2016	2015
	(Millions)
United States	$563.1	$463.0	$397.5
Europe	262.3	258.9	241.9
Canada, the Caribbean, Bermuda and Latin America	111.4	88.3	101.2
Asia and Other	153.4	127.9	107.0
Total	$1,090.2	$938.1	$847.6

Sirius Group conducts a significant portion of its business outside of the United States. As a result, a significant portion of Sirius Group’s assets, liabilities, revenues, and expenses are denominated in currencies other than the U.S. dollar and are therefore subject to foreign currency risk. Sirius Group’s foreign currency risk cannot be eliminated entirely and significant changes in foreign exchange rates may adversely affect Sirius Group’s results of operations and financial condition.

Sirius Group’s foreign operations are subject to legal, political, and operational risks that may be greater than those present in the United States. As a result, certain of Sirius Group’s operations at these foreign locations could be temporarily or permanently disrupted.

Lloyd’s Central Fund

The Lloyd’s Central Fund is available to satisfy claims if a member of Lloyd’s is unable to meet its obligations to policyholders. Sirius Group has an obligation to pay contributions to the Lloyd’s Central Fund each year based on gross written premium. For 2018, Sirius Group estimates the Lloyd’s Central Fund contributions to be $0.6 million (based on the December 31, 2017 GBP to USD exchange rate) which is 0.35% of gross written premium. The Council of Lloyd’s have the power to levy an additional contribution on members if it considered necessary, and the maximum additional contribution is currently 3% of capacity.

Leases

Sirius Group leases certain office space under non-cancellable operating leases that expire on various dates. The future annual minimum rental payments required under non-cancellable leases for office space are as follows:

Future
Payments
(Millions)
2018	$10.1
2019	9.0
2020	4.9
2021	3.7
2022 and after	8.3
Total	$36.0

Total rental expense for the years ended December 31, 2017, 2016, and 2015 was $10.2 million, $6.2 million, and $6.4 million, respectively. Sirius Group also has various other lease obligations, which are not significant in the aggregate.

The Phoenix

At December 31, 2017 Sirius Group had a commitment to purchase approximately 46.24% of shares in The Phoenix from Delek Group for an additional sum of NIS 2.3 billion in cash (or $663.1 million using the December 31, 2017 NIS to USD conversion rate), subject to certain adjustments for interest and earnings. (See Note 25).

Legal Proceedings

Sirius Group, and the insurance and reinsurance industry in general, are routinely subject to claims related litigation and arbitration in the normal course of business, as well as litigation and arbitration that do not arise from, or are directly related to, claims activity. Sirius Group estimates of the costs of settling matters routinely encountered in claims activity are reflected in the reserves for unpaid loss and LAE. (See Note 5.)

Sirius Group considers the requirements of ASC 450, Contingencies (“ASC 450”), when evaluating its exposure to non-claims related litigation and arbitration. ASC 450 requires that accruals be established for litigation and arbitration if it is probable that a loss has been incurred and it can be reasonably estimated. ASC 450 also requires that litigation and arbitration be disclosed if it is probable that a loss has been incurred or it there is a reasonable possibility that a loss may have been incurred.

The following summarizes one, ongoing non-claims related litigation:

Tribune Company

In June 2011, Deutsche Bank Trust Company Americas, Law Debenture Company of New York and Wilmington Trust Company (collectively referred to as “Plaintiffs”), in their capacity as trustees for certain senior notes issued by the Tribune Company (“Tribune”), filed lawsuits in various jurisdictions (the “Noteholder Actions”) against numerous defendants including Sirius Group in their capacity as former shareholders of Tribune seeking recovery of the proceeds from the sale of common stock of Tribune in connection with Tribune’s leveraged buyout in 2007 (the “LBO”). Tribune filed for bankruptcy in 2008 in the Delaware bankruptcy court (the “Bankruptcy Court”). The Bankruptcy Court granted Plaintiffs permission to commence these LBO-related actions, and in 2011, the Judicial Panel on Multidistrict Litigation granted a motion to consolidate the actions for pretrial matters and transferred all such proceedings to the United States District Court for the Southern District of New York (the “SDNY”). Plaintiffs seek recovery of the proceeds received by the former Tribune shareholders on a theory of constructive fraudulent transfer asserting that Tribune purchased or repurchased its common shares without receiving fair consideration at a time when it was, or as a result of the purchases of shares, was rendered, insolvent. Certain subsidiaries of Sirius Group received approximately $6.1 million for Tribune common stock tendered in connection with the LBO.

The Court granted an omnibus motion to dismiss the Noteholder Actions in September 2013 and Plaintiffs appealed. On March 29, 2016, a three judge panel of the U.S. Second Circuit Court of Appeals affirmed the dismissal of the Noteholder Actions. The Plaintiffs filed a petition for reconsideration or a rehearing en banc of the Second Circuit’s decision affirming the dismissal of the state law fraudulent conveyance cases. By order dated July 22, 2016, the Second Circuit denied the petition in full. On September 9, 2016, Plaintiffs filed a petition for a writ of certiorari, seeking U.S. Supreme Court review.

In addition, Sirius Group in its capacity as a former shareholder of Tribune, along with thousands of former Tribune shareholders, have been named as defendants in an adversary proceeding brought by the Official Committee of Unsecured Creditors of the Tribune Company (the “Committee”), on behalf of the Tribune Company, which seeks to avoid the repurchase of shares by Tribune in the LBO on a theory of intentional fraudulent transfer (the “Committee Action”). Tribune emerged from bankruptcy in 2012, and a litigation trustee replaced the Committee as plaintiff in the Committee Action. This matter was consolidated for pretrial matters with the Noteholder Actions in the SDNY and was stayed pending the motion to dismiss in the Noteholder Actions.

An omnibus motion to dismiss the shareholder defendants in the Committee Action was filed in May 2014, and was granted on January 6, 2017. The plaintiff moved to amend its fifth amended complaint to add a constructive fraudulent conveyance claim against the shareholder defendants. On August 24, 2017, the SDNY denied the plaintiff’s motion without prejudice. However, on March 8, 2018, the plaintiff moved to renew its request to amend the complaint based on the Supreme Court’s decision in Merit Mgmt Grp. LP. v. FTI Consulting, Inc., holding that the safe harbor protections of Section 546(e) (which prevent the bankruptcy trustee from unwinding certain transactions) did not apply where a transfer is conducted through a financial institution that is neither the debtor, nor the transferee, but serves only as a conduit. On May 16, 2018, the SDNY recalled its mandate in connection with the dismissal of the constructive fraudulent conveyance claim. Accordingly, the SDNY is expected to reconsider the case.

No amount has been accrued in connection with this matter as of December 31, 2017 and December 31, 2016.